Financial Instruments and Risk Management - Schedule of Carrying Amounts of Financial Assets and Financial Liabilities (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Schedule of Carrying Amounts of Financial Assets and Financial Liabilities [Line Items]
Financial assets	$ 1,453,300	$ 1,144,866
Financial liabilities	1,402,955	1,056,344
Financial liabilities at amortised cost, class [member] | Trade and other payables [Member]
Schedule of Carrying Amounts of Financial Assets and Financial Liabilities [Line Items]
Financial liabilities	552,049	523,367
Financial liabilities at amortised cost, class [member] | Accrued expenses [Member]
Schedule of Carrying Amounts of Financial Assets and Financial Liabilities [Line Items]
Financial liabilities	489,853	414,547
Financial liabilities at amortised cost, class [member] | Non-current lease liabilities [Member]
Schedule of Carrying Amounts of Financial Assets and Financial Liabilities [Line Items]
Financial liabilities	238,691
Financial liabilities at amortised cost, class [member] | Current lease liabilities [Member]
Schedule of Carrying Amounts of Financial Assets and Financial Liabilities [Line Items]
Financial liabilities	122,362	118,430
At amortized cost [Member] | Cash and cash equivalents [Member]
Schedule of Carrying Amounts of Financial Assets and Financial Liabilities [Line Items]
Financial assets	998,624	733,701
At amortized cost [Member] | Other non-current financial assets [Member]
Schedule of Carrying Amounts of Financial Assets and Financial Liabilities [Line Items]
Financial assets	103,345	95,070
At amortized cost [Member] | Other receivables [Member]
Schedule of Carrying Amounts of Financial Assets and Financial Liabilities [Line Items]
Financial assets	351,331	22,466
Financial liabilities at fair value, class [member] | Derivative financial instruments [Member]
Schedule of Carrying Amounts of Financial Assets and Financial Liabilities [Line Items]
Derivative financial instruments		$ 293,630